CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	13,574,474	13,611,974	13,498,471	12,232,762
Common stock, shares outstanding	13,574,474	13,611,974	13,498,471	12,232,762
Redeemable common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001